NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Total Return Series - Initial Class (MTRS)
930 shares (cost $16,274)	$16,265
NVIT Fund - Class I (TRF)
716,773 shares (cost $7,229,968)	5,813,030
NVIT Government Bond Fund - Class I (GBF)
312,111 shares (cost $3,626,334)	3,664,185
NVIT Growth Fund - Class I (CAF)
93,780 shares (cost $1,002,725)	1,102,850
NVIT Money Market Fund - Class I (SAM)
922,556 shares (cost $922,556)	922,556
VP Balanced Fund - Class I (ACVB)
350,337 shares (cost $2,242,233)	2,014,437
Equity-Income Portfolio - Initial Class (FEIP)
759 shares (cost $17,955)	12,756
VIP Fund - Growth Portfolio - Initial Class (FGP)
283,069 shares (cost $9,431,868)	8,503,388
Balanced Portfolio - I Class Shares (AMBP)
289,221 shares (cost $2,740,397)	2,602,992

Total Investments	24,652,459

Accounts Receivable	1,738
Total Assets	24,654,197

$24,654,197

Contract Owners’ Equity:
Accumulation units	24,508,086
Contracts in payout (annuitization) period	146,111

Total Contract Owners’ Equity (note 5)	$24,654,197

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

Reinvested dividends	$414,621	523	69,085	131,715	4,798	489	98,304	253
Mortality and expense risk charges (note 2)	(297,319)	(204)	(67,002)	(51,140)	(11,375)	(14,299)	(24,387)	(149)

Net investment income (loss)	117,302	319	2,083	80,575	(6,577)	(13,810)	73,917	104

Realized gain (loss) on investments	(1,639,814)	-	(507,911)	(19,370)	(35,232)	-	(33,052)	(26)
Change in unrealized gain (loss) on investments	5,411,728	1,971	1,652,374	(65,744)	291,361	-	210,986	2,743

Net gain (loss) on investments	3,771,914	1,971	1,144,463	(85,114)	256,129	-	177,934	2,717

Reinvested capital gains	60,612	-	-	54,010	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,949,828	2,290	1,146,546	49,471	249,552	(13,810)	251,851	2,821

Investment Activity:	FGP	AMBP

Reinvested dividends	$33,537	75,917
Mortality and expense risk charges (note 2)	(98,067)	(30,696)

Net investment income (loss)	(64,530)	45,221

Realized gain (loss) on investments	(928,324)	(115,899)
Change in unrealized gain (loss) on investments	2,800,073	517,964

Net gain (loss) on investments	1,871,749	402,065

Reinvested capital gains	6,602	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,813,821	447,286

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MTRS		TRF		GBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$117,302	179,475	319	278	2,083	6,241	80,575	129,764
Realized gain (loss) on investments	(1,639,814)	(1,558,272)	-	34	(507,911)	(332,755)	(19,370)	(59,047)
Change in unrealized gain (loss) on investments	5,411,728	(14,569,209)	1,971	(5,546)	1,652,374	(5,198,246)	(65,744)	197,908
Reinvested capital gains	60,612	1,497,855	-	1,007	-	1,313,890	54,010	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,949,828	(14,450,151)	2,290	(4,227)	1,146,546	(4,210,870)	49,471	268,625

Equity transactions:
Purchase payments received from contract owners (note 3)	331,241	218,686	-	-	14,320	28,087	3,888	34,273
Transfers between funds	-	-	-	-	(24,159)	(250,348)	(293,568)	337,310
Redemptions (note 3)	(2,618,065)	(6,659,099)	-	-	(370,164)	(1,903,885)	(365,784)	(1,171,528)
Annuity benefits	(10,759)	(15,633)	-	-	(2,943)	(4,297)	-	-
Contract maintenance charges (note 2)	(39,554)	(47,394)	-	-	(9,339)	(11,938)	(5,352)	(5,814)
Contingent deferred sales charges (note 2)	(183)	(1,542)	-	-	(48)	(308)	(51)	(269)
Adjustments to maintain reserves	1,849	9,969	(3)	3	496	2,640	(29)	(40)

Net equity transactions	(2,335,471)	(6,495,013)	(3)	3	(391,837)	(2,140,049)	(660,896)	(806,068)

Net change in contract owners’ equity	1,614,357	(20,945,164)	2,287	(4,224)	754,709	(6,350,919)	(611,425)	(537,443)
Contract owners’ equity beginning of period	23,039,840	43,985,004	13,967	18,191	5,058,869	11,409,788	4,275,576	4,813,019

Contract owners’ equity end of period	$24,654,197	23,039,840	16,254	13,967	5,813,578	5,058,869	3,664,151	4,275,576

CHANGES IN UNITS:
Beginning units	1,141,959	1,374,011	785	785	203,876	265,619	135,767	162,491
Units purchased	87,847	90,228	-	-	9,599	4,053	2,336	14,198
Units redeemed	(189,363)	(322,280)	-	-	(25,230)	(65,796)	(23,304)	(40,922)

Ending units	1,040,443	1,141,959	785	785	188,245	203,876	114,799	135,767

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CAF		SAM		ACVB		FALF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(6,577)	(10,461)	(13,810)	8,590	73,917	29,892	-	148
Realized gain (loss) on investments	(35,232)	(70,167)	-	-	(33,052)	(37,501)	-	(6,889)
Change in unrealized gain (loss) on investments	291,361	(401,429)	-	-	210,986	(723,415)	-	1,697
Reinvested capital gains	-	-	-	-	-	175,395	-	3,763

Net increase (decrease) in contract owners’ equity resulting from operations	249,552	(482,057)	(13,810)	8,590	251,851	(555,629)	-	(1,281)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,374	9,850	157,014	5,000	7,352	2,228	-	-
Transfers between funds	284,132	(74,493)	72,681	760,247	64,757	16,004	-	-
Redemptions (note 3)	(83,834)	(237,382)	(478,532)	(443,128)	(177,035)	(332,755)	-	(14,484)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,337)	(1,472)	(1,051)	(1,187)	(3,090)	(3,507)	-	-
Contingent deferred sales charges (note 2)	(18)	(19)	-	-	-	(53)	-	-
Adjustments to maintain reserves	4	(71)	(9)	14	(13)	(22)	-	9

Net equity transactions	205,321	(303,587)	(249,897)	320,946	(108,029)	(318,105)	-	(14,475)

Net change in contract owners’ equity	454,873	(785,644)	(263,707)	329,536	143,822	(873,734)	-	(15,756)
Contract owners’ equity beginning of period	647,966	1,433,610	1,186,238	856,702	1,870,610	2,744,344	-	15,756

Contract owners’ equity end of period	$1,102,839	647,966	922,531	1,186,238	2,014,432	1,870,610	-	-

CHANGES IN UNITS:
Beginning units	51,683	69,175	67,441	49,060	185,731	214,258	-	767
Units purchased	21,511	1,001	23,883	55,680	9,560	9,585	-	-
Units redeemed	(6,421)	(18,493)	(38,207)	(37,299)	(19,814)	(38,112)	-	(767)

Ending units	66,773	51,683	53,117	67,441	175,477	185,731	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIB		FEIP		FGP		FOP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	1,294	104	54	(64,530)	(71,156)	-	(232)
Realized gain (loss) on investments	-	(1,637)	(26)	(606)	(928,324)	(1,141,001)	-	1,312
Change in unrealized gain (loss) on investments	-	386	2,743	(8,895)	2,800,073	(6,473,260)	-	(7,549)
Reinvested capital gains	-	-	-	31	6,602	-	-	3,769

Net increase (decrease) in contract owners’ equity resulting from operations	-	43	2,821	(9,416)	1,813,821	(7,685,417)	-	(2,700)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	97,269	69,099	-	-
Transfers between funds	-	-	-	-	(100,013)	(619,861)	-	-
Redemptions (note 3)	-	(15,665)	-	(17,237)	(821,996)	(1,704,369)	-	(36,150)
Annuity benefits	-	-	-	-	(5,548)	(8,148)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(15,152)	(18,283)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(66)	(659)	-	-
Adjustments to maintain reserves	-	(1)	(22)	(6)	1,111	5,096	-	5

Net equity transactions	-	(15,666)	(22)	(17,243)	(844,395)	(2,277,125)	-	(36,145)

Net change in contract owners’ equity	-	(15,623)	2,799	(26,659)	969,426	(9,962,542)	-	(38,845)
Contract owners’ equity beginning of period	-	15,623	9,944	36,603	7,534,952	17,497,494	-	38,845

Contract owners’ equity end of period	$-	-	12,743	9,944	8,504,378	7,534,952	-	-

CHANGES IN UNITS:
Beginning units	-	912	554	1,153	354,158	429,438	-	1,670
Units purchased	-	-	-	-	16,246	2,314	-	-
Units redeemed	-	(912)	(1)	(599)	(54,836)	(77,594)	-	(1,670)

Ending units	-	-	553	554	315,568	354,158	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMBP
	2009	2008
Investment activity:
Net investment income (loss)	$45,221	85,063
Realized gain (loss) on investments	(115,899)	89,985
Change in unrealized gain (loss) on investments	517,964	(1,950,860)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	447,286	(1,775,812)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,024	70,149
Transfers between funds	(3,830)	(168,859)
Redemptions (note 3)	(320,720)	(782,516)
Annuity benefits	(2,268)	(3,188)
Contract maintenance charges (note 2)	(4,233)	(5,193)
Contingent deferred sales charges (note 2)	-	(234)
Adjustments to maintain reserves	314	2,342

Net equity transactions	(285,713)	(887,499)

Net change in contract owners’ equity	161,573	(2,663,311)
Contract owners’ equity beginning of period	2,441,718	5,105,029

Contract owners’ equity end of period	$2,603,291	2,441,718

CHANGES IN UNITS:
Beginning units	141,964	178,683
Units purchased	4,712	3,397
Units redeemed	(21,550)	(40,116)

Ending units	125,126	141,964

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP International Fund - Class I (ACVI)*

Portfolios of the Federated Insurance Series

Clover Value Fund II - Primary Shares (FALF)*

High Income Bond Fund II - Primary Shares (FHIB)*

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)*

Portfolios of the Neuberger Berman Advisers Management Trust

Balanced Portfolio - I Class Shares (AMBP)

*	At December 31, 2009, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

1.3%	$296,966	$-	$67,002	$51,140	$11,375	$14,299	$24,387	$-
1.4%	353	204	-	-	-	-	-	149

Totals	$297,319	$204	$67,002	$51,140	$11,375	$14,299	$24,387	$149

	FGP	AMBP

1.3%	$98,067	$30,696
1.4%	-	-

	$98,067	$30,696

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $20,998 and $9,759, respectively, and total transfers from the Account to the fixed account were $204,547 and $705,127, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $59,525 and $257 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$24,652,459	0	$24,652,459

Accounts Receivable of $1,738 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)	$523	$207
NVIT Fund - Class I (TRF)	290,750	1,187,228
NVIT Government Bond Fund - Class I (GBF)	229,699	775,373
NVIT Growth Fund - Class I (CAF)	286,940	123,443
NVIT Money Market Fund - Class I (SAM)	288,002	551,695
VP Balanced Fund - Class I (ACVB)	187,537	254,704
Equity-Income Portfolio - Initial Class (FEIP)	253	177
VIP Fund - Growth Portfolio - Initial Class (FGP)	337,273	2,165,600
Balanced Portfolio - I Class Shares (AMBP)	162,379	517,505

Total	$1,783,356	$5,575,932

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Series - Initial Class (MTRS)
2009	1.40%	785	$20.705660	$16,254	3.58%	16.38%
2008	1.40%	785	17.790000	13,967	3.09%	-23.22%
2007	1.40%	785	23.173470	18,191	2.57%	2.75%
2006	1.40%	785	22.553664	17,705	2.27%	10.33%
2005	1.40%	785	20.441579	16,047	2.00%	1.38%
NVIT Fund - Class I (TRF)
2009	1.30%	188,245	30.680617	5,775,504	1.34%	24.46%
2008	1.30%	203,876	24.650000	5,025,851	1.37%	-42.32%
2007	1.30%	265,619	42.735674	11,351,407	1.07%	6.77%
2006	1.30%	318,066	40.026869	12,731,186	1.05%	12.15%
2005	1.30%	385,898	35.688932	13,772,287	0.87%	6.05%
NVIT Government Bond Fund - Class I (GBF)
2009	1.30%	114,799	31.918249	3,664,151	3.36%	1.35%
2008	1.30%	135,767	31.490000	4,275,576	4.16%	6.32%
2007	1.30%	162,491	29.620219	4,813,019	4.30%	5.76%
2006	1.30%	190,560	28.007554	5,337,119	3.97%	2.00%
2005	1.30%	235,928	27.457989	6,478,108	3.56%	1.92%
NVIT Growth Fund - Class I (CAF)
2009	1.30%	66,773	16.516251	1,102,839	0.56%	31.74%
2008	1.30%	51,683	12.540000	647,966	0.27%	-39.50%
2007	1.30%	69,175	20.724395	1,433,610	0.17%	17.98%
2006	1.30%	84,033	17.565687	1,476,097	0.05%	4.79%
2005	1.30%	104,468	16.762531	1,751,148	0.08%	5.12%
NVIT Money Market Fund - Class I (SAM)
2009	1.30%	53,117	17.367899	922,531	0.03%	-1.26%
2008	1.30%	67,441	17.590000	1,186,238	2.06%	0.73%
2007	1.30%	49,060	17.462322	856,702	4.94%	3.42%
2006	1.30%	47,555	16.884372	802,936	4.43%	3.18%
2005	1.30%	52,279	16.364776	855,534	2.79%	1.34%
VP Balanced Fund - Class I (ACVB)
2009	1.30%	175,477	11.479746	2,014,432	5.27%	13.98%
2008	1.30%	185,731	10.070000	1,870,610	2.57%	-21.37%
2007	1.30%	214,258	12.808596	2,744,344	2.23%	3.56%
2006	1.30%	257,528	12.367801	3,185,055	1.97%	8.20%
2005	1.30%	309,457	11.430683	3,537,305	1.90%	3.57%
Clover Value Fund II - Primary Shares (FALF)
2007	1.40%	767	20.542938	15,756	1.47%	-10.94%
2006	1.40%	767	23.065511	17,691	1.41%	15.18%
2005	1.40%	767	20.026048	15,360	1.47%	3.56%
High Income Bond Fund II - Primary Shares (FHIB)
2007	1.40%	912	17.130075	15,623	7.85%	1.97%
2006	1.40%	912	16.798651	15,320	8.27%	9.26%
2005	1.40%	912	15.375187	14,022	7.98%	1.22%
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.40%	553	23.044237	12,743	2.38%	28.39%
2008	1.40%	554	17.950000	9,944	1.62%	-43.46%
2007	1.40%	1,153	31.745607	36,603	1.38%	0.10%
2006	1.40%	2,023	31.713457	64,156	3.28%	18.52%
2005	1.40%	2,023	26.758789	54,133	1.56%	4.39%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	1.30%	315,568	$26.710558	$8,428,971	0.44%	26.62%
2008	1.30%	354,158	21.100000	7,471,041	0.75%	-47.86%
2007	1.30%	429,438	40.455652	17,373,194	0.83%	25.31%
2006	1.30%	524,256	32.285532	16,925,884	0.41%	5.46%
2005	1.30%	651,130	30.612671	19,932,828	0.51%	4.43%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2007	1.40%	1,670	23.260397	38,845	3.37%	15.66%
2006	1.40%	1,670	20.110798	33,585	0.84%	16.43%
2005	1.40%	1,670	17.272664	28,845	0.60%	17.38%
Balanced Portfolio - I Class Shares (AMBP)
2009	1.30%	125,126	20.544583	2,570,661	3.14%	20.87%
2008	1.30%	141,964	17.000000	2,412,907	3.55%	-39.94%
2007	1.30%	178,683	28.299559	5,056,650	1.15%	14.09%
2006	1.30%	210,022	24.803958	5,209,377	0.76%	9.23%
2005	1.30%	270,724	22.707466	6,147,456	0.92%	7.77%

2009	Reserves for annuity contracts in payout phase:				146,111
2009	Contract owners equity:				$24,654,197
2008	Reserves for annuity contracts in payout phase:				125,740
2008	Contract owners equity:				$23,039,840
2007	Reserves for annuity contracts in payout phase:				231,060
2007	Contract owners equity:				$43,985,004
2006	Reserves for annuity contracts in payout phase:				210,537
2006	Contract owners equity:				$46,026,648
2005	Reserves for annuity contracts in payout phase:				208,569
2005	Contract owners equity:				$52,811,642
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010